Changes in Benefits Obligations and Plan Assets, Pension (Detail) - Pension Benefits - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2019	May 31, 2018	May 31, 2017
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year		$ 617,255	$ 591,948
Service cost		37,528	37,859	$ 37,603
Interest cost		21,987	17,518	17,323
Benefits paid		(45,917)	(34,368)
Plan amendments		11
Actuarial (gains)/losses		29,413	4,298
Benefit Obligation at End of Year		660,277	617,255	591,948
Balance at Beginning of Period		487,233	437,481
Actual return on plan assets		(2,272)	30,291
Employer contributions	$ 56,500	57,821	53,829
Benefits paid		(45,917)	(34,368)
Balance at End of Period		496,865	487,233	437,481
(Deficit) of plan assets versus benefit obligations at end of year		(163,412)	(130,022)
Net Amount Recognized		(163,412)	(130,022)
Accumulated Benefit Obligation		553,392	510,984
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year		194,149	195,884
Service cost		4,693	4,620	4,070
Interest cost		5,420	5,025	4,614
Benefits paid		(7,488)	(6,545)
Participant contributions		1,003	980
Plan amendments		(33)	(61)
Plan settlements/curtailments		(607)	(2,984)
Actuarial (gains)/losses		17,286	(9,523)
Premiums paid		(97)	(106)
Currency exchange rate changes		(8,359)	6,859
Benefit Obligation at End of Year		205,967	194,149	195,884
Balance at Beginning of Period		188,960	179,928
Actual return on plan assets		6,737	3,166
Employer contributions		6,770	7,460
Participant contributions		1,003	980
Benefits paid		(7,488)	(6,545)
Premiums paid		(97)	(106)
Plan settlements/curtailments		(580)	(2,267)
Currency exchange rate changes		(8,193)	6,344
Balance at End of Period		187,112	188,960	$ 179,928
(Deficit) of plan assets versus benefit obligations at end of year		(18,855)	(5,189)
Net Amount Recognized		(18,855)	(5,189)
Accumulated Benefit Obligation		$ 192,533	$ 181,462